Pension and Post-Retirement and Post-Employment Benefits - Schedule of Weighted Average Assumptions Used to Determine Benefit Obligations (Parenthetical) (Detail) (Minimum [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Grading Down in and After 2031 [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Assumed health care cost trend, percentage	4.36%	4.39%
2015 [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Assumed health care cost trend, percentage	6.52%
2014 [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Assumed health care cost trend, percentage		6.81%